CASH EQUIVALENTS	12 Months Ended
Mar. 31, 2012
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents Disclosure [Text Block]

NOTE F - CASH EQUIVALENTS

Cash equivalents of $7,488,933 and $7,900,155 as of March 31, 2012 and 2011, respectively, include money market accounts with interest rates ranging from 0.10% to 0.45% per annum.